Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details) ₲ in Millions, Q in Millions, Bs. in Millions, $ in Millions, $ in Millions, $ in Millions											1 Months Ended												3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2025 USD ($)	Jul. 30, 2025 USD ($)	May 30, 2025 USD ($)	Apr. 30, 2025 COP ($)	Sep. 03, 2024 PYG (₲)	Aug. 22, 2024 USD ($)	Jun. 13, 2023 USD ($)	Jun. 09, 2023 PYG (₲)	Mar. 31, 2022 USD ($)	Dec. 14, 2021 COP ($)	Dec. 31, 2025 USD ($) installment	Nov. 30, 2025 USD ($)	Sep. 30, 2025 COP ($)	May 31, 2025 GTQ (Q)	Sep. 30, 2024 USD ($)	Jul. 31, 2022 BOB (Bs.) loan	Oct. 31, 2021 BOB (Bs.)	Oct. 31, 2020 USD ($) bank	Sep. 30, 2019 PYG (₲)	Jan. 31, 2019 PYG (₲)	Jul. 31, 2018	Jun. 30, 2018 BOB (Bs.) tranche	Jun. 30, 2024 USD ($)	Aug. 31, 2023 BOB (Bs.) loan	Dec. 31, 2025 USD ($) installment	Dec. 31, 2025 USD ($) installment	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2015 COP ($) installment	Dec. 31, 2025 COP ($) installment	Dec. 31, 2025 PYG (₲) installment	Dec. 31, 2025 BOB (Bs.) installment	Dec. 31, 2025 GTQ (Q) installment	Dec. 10, 2025 BOB (Bs.)	Nov. 17, 2025 UYU ($) bank	Oct. 31, 2025 UYU ($) tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 BOB (Bs.)	Oct. 15, 2024 PYG (₲)	Jun. 13, 2023 GTQ (Q)	Dec. 09, 2021 USD ($) loan	Dec. 09, 2021 GTQ (Q) loan	Oct. 25, 2021 USD ($) tranche	Aug. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) tranche	Oct. 31, 2020 GTQ (Q) bank
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 6,886														$ 6,886	$ 6,886										$ 5,815
Number of loans | loan																2
PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term					5 years			5 years
Borrowings face amount | ₲					₲ 150,000			₲ 180,000																															₲ 310,000
PYG Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 212														$ 212	$ 212										98
Borrowings term																									3 years
Borrowings face amount | ₲																														₲ 145,000
Number of instruments | installment											3														3	3			3	3	3	3
PYG Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings term																									5 years
Borrowings face amount | ₲																														₲ 660,000
Number of instruments | installment											3														3	3			3	3	3	3
USD - Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 75														$ 75	$ 75										185
BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings				$ 85,000
BOB Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											65														65	65										23
GTQ Long-term loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | Q														Q 390
GTQ Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											396														396	396										444
USD Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											0														0	0										32
CRC Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											148														148	148										113
COP Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											329														329	329										306
USD Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											109														109	109										0
GTQ Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											469														469	469										52
USD Credit Facility / Senior Unsecured Term Loan Facility | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											248														248	248										71
USD Revolving Credit Facility | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Amortized costs											(1)														(1)	(1)										(3)
USD Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											83														83	83										0
UYU Long-term loans | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings											201														201	201										0
Total Bank and Development Financial Institution financing
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 2,335														2,335	$ 2,335										1,321
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings term																					7 years
PYG Long-Term Loan, Paraguay, 8.94%
Disclosure of detailed information about borrowings [line items]
Borrowings term																				7 years
Borrowings face amount | ₲																				₲ 177,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings term																			7 years
Borrowings face amount | ₲																			₲ 370,000
Bank Of Nova Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																													$ 110
Number of tranches | tranche																																													2
BAC Panama
Disclosure of detailed information about borrowings [line items]
Borrowings term												5 years 6 months
Borrowings face amount												$ 110
Bank of Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																												$ 75
Borrowings, interest rate																																												5.75%
Banco BISA S.A
Disclosure of detailed information about borrowings [line items]
Borrowings term																						7 years
Borrowings face amount | Bs.																						Bs. 69.6									Bs. 14.0
Number of tranches | tranche																						2
BOB 2021 Long-term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings term																5 years
Borrowings face amount | Bs.																Bs. 55.0	Bs. 170.0														79.0							Bs. 79.0
BOB 2021 Long-term Loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																	2 years 6 months
BOB 2021 Long-term Loans | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																	5 years
BOB 2023 Long-term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings | Bs.																															Bs. 65.0							Bs. 65.0
Number of instruments | loan																								7
BOB 2023 Long-term Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term																								1 year
BOB 2023 Long-term Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term																								5 years
BOB 2023 Long-term Loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings | Bs.																								Bs. 90.0
Repayments of non-current borrowings | Bs.																											Bs. 25.0
Banco Mercantil Santa Cruz S.A And Banco Bisa S.A
Disclosure of detailed information about borrowings [line items]
Borrowings term																										2 years
Borrowings face amount | Bs.																																	Bs. 292.0
Banco de Credito de Bolivia S.A., Banco Nacional de Bolivia S.A And Banco Ganadero S.A
Disclosure of detailed information about borrowings [line items]
Borrowings term																										1 year
Borrowings face amount | Bs.																																	Bs. 188.0
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																											$ 125
Number of tranches | tranche																																											2
USD Long-Term Loans, Costa Rica | Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																											$ 33
USD Long-Term Loans, Costa Rica | Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																											$ 92
Costa Rica Syndicated facility
Disclosure of detailed information about borrowings [line items]
Borrowings face amount	$ 149
Costa Rica Syndicated facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term	3 years
Costa Rica Syndicated facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term	5 years
Bancolombia S.A, Scotiabank and DaViviend 2015 Loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													$ 601,558								$ 813,169
Borrowings face amount																												$ 1,170,000
Number of loans | installment																												3
Bancolombia S.A, Scotiabank and DaViviend 2015 Loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																												15 years
Bancolombia S.A, Scotiabank and DaViviend 2015 Loans | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																												16 years
Bancolombia Loan 2021
Disclosure of detailed information about borrowings [line items]
Borrowings term										7 years
Borrowings face amount										$ 450,000
Bancolombia S.A
Disclosure of detailed information about borrowings [line items]
Borrowings term				3 years
Borrowings face amount				$ 85,000
Scotiabank Long-term loan
Disclosure of detailed information about borrowings [line items]
Borrowings term													2 years
Borrowings face amount													$ 100,000
El Salvador Long-term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings term		5 years									5 years
Borrowings face amount		$ 150									$ 50														50	$ 50
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term																		5 years
Borrowings face amount											$ 600							$ 600							$ 600	$ 600
Number of commercial banks in transaction | bank																		11																												11
Unsecured Term Loan Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings face amount						$ 565
Borrowing facilities, maximum borrowing capacity						$ 600
Borrowings, extension term						2 years
Banco Industrial, Banco G&T Continental, Banco De America Central and Banco Agromercantil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																		$ 413																												Q 3,223
Repayments of non-current borrowings															$ 52								$ 100
Banco Industrial, Banco G&T Continental, Banco De America Central and Banco Agromercantil | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																		5 years
Banco Industrial, Banco G&T Continental, Banco De America Central and Banco Agromercantil | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																		7 years
Banco Industrial Loan
Disclosure of detailed information about borrowings [line items]
Borrowings term							7 years																			8 years
Borrowings face amount							$ 51																																	Q 400	$ 123	Q 950
Banco G&T Continental S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings term														7 years
Borrowings face amount														Q 800																											$ 65	Q 500
Number of loans | loan																																									2	2
Banco De Desarrollo Rural Loan
Disclosure of detailed information about borrowings [line items]
Borrowings term									5 years
Borrowings face amount									$ 150
Banrural
Disclosure of detailed information about borrowings [line items]
Borrowings term																										5 years
BAC Guatemala
Disclosure of detailed information about borrowings [line items]
Borrowings term																										7 years
Banrural, BAC and Banco Industrial
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Q																																Q 2,400
Banco Pichincha
Disclosure of detailed information about borrowings [line items]
Borrowings term																											5 years
Borrowings face amount																																				70
Repayments of non-current borrowings																										$ 14
Banco del Pacifico S.A
Disclosure of detailed information about borrowings [line items]
Borrowings term																											7 years
Borrowings face amount																																				$ 15
Repayments of non-current borrowings																										$ 2
Banco Pichincha C.A
Disclosure of detailed information about borrowings [line items]
Borrowings term			5 years
Borrowings face amount			$ 14
Banco Santander
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																			$ 7,970
Number of tranches | tranche																																			2
Number of commercial banks in transaction | bank																																		3
Banco Itaú
Disclosure of detailed information about borrowings [line items]
Borrowings																																		$ 1,990
Scotiabank
Disclosure of detailed information about borrowings [line items]
Borrowings																																		1,790
BBVA Uruguay
Disclosure of detailed information about borrowings [line items]
Borrowings																																		$ 1,790